Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Capital surplus	Appropriated for legal reserve	Unappropriated	Accumulated other comprehensive loss	Treasury stock	Total Komatsu Ltd. shareholders' equity	Noncontrolling interests
Balance at Mar. 31, 2010	¥ 876,799	¥ 67,870	¥ 140,421	¥ 31,983	¥ 724,090	¥ (95,634)	¥ (34,755)	¥ 833,975	¥ 42,824
Cash dividends	(26,172)				(25,178)			(25,178)	(994)
Transfer to retained earnings appropriated for legal reserve				2,511	(2,511)
Other changes	2,124		(51)			7		(44)	2,168
Comprehensive income (loss)
Net income	157,827				150,752			150,752	7,075
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	(39,529)					(37,237)		(37,237)	(2,292)
Net unrealized holding gains on securities available for sale (Notes 6, 14 and 15)	1,978					1,978		1,978
Pension liability adjustments (Notes 12, 14 and 15)	(91)					(91)		(91)
Net unrealized holding gains (losses) on derivative instruments (Notes 14, 15 and 19)	(26)					(82)		(82)	56
Comprehensive income	120,159							115,320	4,839
Issuance and exercise of stock acquisition rights (Note 13)	109		109					109
Purchase of treasury stock	(583)						(583)	(583)
Sales of treasury stock	244		44				200	244
Balance at Mar. 31, 2011	972,680	67,870	140,523	34,494	847,153	(131,059)	(35,138)	923,843	48,837
Cash dividends	(46,148)				(39,701)			(39,701)	(6,447)
Transfer to retained earnings appropriated for legal reserve				3,460	(3,460)
Other changes	(4,235)		(245)			34		(211)	(4,024)
Comprehensive income (loss)
Net income	176,748				167,041			167,041	9,707
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	(8,952)					(8,759)		(8,759)	(193)
Net unrealized holding gains on securities available for sale (Notes 6, 14 and 15)	725					725		725
Pension liability adjustments (Notes 12, 14 and 15)	(1,943)					(1,930)		(1,930)	(13)
Net unrealized holding gains (losses) on derivative instruments (Notes 14, 15 and 19)	(1,506)					(1,400)		(1,400)	(106)
Comprehensive income	165,072							155,677	9,395
Issuance and exercise of stock acquisition rights (Note 13)	699		699					699
Purchase of treasury stock	(31,118)						(31,118)	(31,118)
Sales of treasury stock	507		(13)				520	507
Retirement of treasury stock (Note 13)			(2,580)		(19,638)		22,218
Balance at Mar. 31, 2012	1,057,457	67,870	138,384	37,954	951,395	(142,389)	(43,518)	1,009,696	47,761
Cash dividends	(48,835)				(42,877)			(42,877)	(5,958)
Transfer to retained earnings appropriated for legal reserve				276	(276)
Other changes	(47)								(47)
Comprehensive income (loss)
Net income	137,135				126,321			126,321	10,814
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	99,195					92,176		92,176	7,019
Net unrealized holding gains on securities available for sale (Notes 6, 14 and 15)	4,690					4,690		4,690
Pension liability adjustments (Notes 12, 14 and 15)	1,440					1,503		1,503	(63)
Net unrealized holding gains (losses) on derivative instruments (Notes 14, 15 and 19)	555					580		580	(25)
Comprehensive income	243,015							225,270	17,745
Issuance and exercise of stock acquisition rights (Note 13)	434		434					434
Purchase of treasury stock	(32)						(32)	(32)
Sales of treasury stock	703				(59)		762	703
Balance at Mar. 31, 2013	¥ 1,252,695	¥ 67,870	¥ 138,818	¥ 38,230	¥ 1,034,504	¥ (43,440)	¥ (42,788)	¥ 1,193,194	¥ 59,501